Concentration of Major Customers and Suppliers	12 Months Ended
Jun. 30, 2024
Concentration of Major Customers and Suppliers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

NOTE 14 – CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

Major Customers

For the fiscal year ended June 30, 2024, no customer contributed over 10% of the revenue of the Company. As of June 30, 2024, Customers A and I accounted for approximately 54% and 17% of the Company’s total trade accounts receivable.

For the fiscal year ended June 30, 2023, Customers M and A accounted for approximately 10% and 10% of the total revenue of the Company, respectively. As of June 30, 2023, Customers N and O accounted for approximately 73% and 18% of the Company’s total trade accounts receivable.

Major Suppliers

For fiscal 2024, Supplier L accounted for approximately 100% of our total purchases. As of June 30, 2024, Supplier P accounted for approximately 100% of the Company’s trade accounts payable.

For fiscal 2023, Supplier L accounted for approximately 96% of our total purchases. As of June 30, 2023, Supplier P accounted for approximately 98% of the Company’s trade accounts payable.